Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 3,663	$ 3,437
Finished goods	427,942	453,634
Cost of projects	34,792	49,233
Inventories, gross	466,397	506,304
Allowance for slow-moving or obsolete inventories	(211,719)	(203,366)
Inventories, net	$ 254,678	$ 302,938